RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties, current:		¥ 25,304	$ 3,889	¥ 13,496
Due to related parties - current		12,453	1,914	12,999
Due to related parties - noncurrent		350,969	53,943	0
JYADK [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		4,879	750	5,028
Gopher [Member]
Related Party Transaction [Line Items]
Due to related parties - current		167,820	25,793	5,894
Due to related parties - noncurrent		0	0	172,575
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		7,029	1,080	8,468
Due from related parties, non-current	[1]	91,855	14,118	0
ProMed [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		4,396	676	0
Due to related parties - noncurrent	[1]	41,010	6,303	0
Allcure [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		9,000	1,383	0
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	[1]	218,104	33,522	0
Guofu Huimei [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent		¥ 280,459	$ 43,105	¥ 0

[1]	As at December 31, 2017, the balances due to Tianjin Jiatai, Beijing Century Friendship and ProMed, amounted to RMB350,969 (US$53,943) in total are recorded in “Amounts due to related parties, non-current portion” on the consolidated balance sheet.